Financial Risk Management Activities Continued (Details) (USD $) In Millions, unless otherwise specified											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maturing Within One Year [Member]	Dec. 31, 2011 Maturing Within One Year [Member]	Dec. 31, 2012 Maturing Between One And Two Years [Member]	Dec. 31, 2011 Maturing Between One And Two Years [Member]	Dec. 31, 2012 Maturing Between Two And Five Years [Member]	Dec. 31, 2011 Maturing Between Two And Five Years [Member]	Dec. 31, 2012 Maturing After Five Years [Member]	Dec. 31, 2011 Maturing After Five Years [Member]	Dec. 31, 2012 Mandatory Convertible Bonds [Member] Increase by five units [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2012 Mandatory Convertible Bonds [Member] Decrease by five units [Member] Market Approach Valuation Technique [Member]
Longterm Convertible Debt Current And Noncurrent [Abstract]
Change in value of the mandatory convertible bond liability											$ 72	$ (83)
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0	0	0	0	0	0	0	0	0
Derivative Liabilities	(10)	(93)	0	0	(9)	0	0	(92)	(1)	(1)
Derivative Assets Liabilities At Fair Value Net	$ (10)	$ (93)	$ 0	$ 0	$ (9)	$ 0	$ 0	$ (92)	$ (1)	$ (1)